Derivative instruments - Offsetting (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	$ 6,109	$ 11,373
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	5,224	8,612
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	885	2,761
Derivatives subject to netting arrangements, gross amount of securities and cash received not offset in the balance sheet	171	178
Total derivatives subject to netting arrangements, Net amount	714	2,583
Total derivatives not subject to netting arrangements	505	945
Total derivatives, Gross assets recognized	6,614	12,318
Fair value after effect of master netting agreements	1,390	3,706
Derivative assets subject to netting arrangements, Net amount	1,219	3,528
Reverse repurchase agreements, Gross assets recognized	281,361	252,941
Reverse repurchase agreements, Gross amounts offset in the balance sheet	254,532	228,386
Reverse repurchase agreements, Net assets recognized on the balance sheet	26,829	24,555
Reverse repurchase agreements, gross amount of securities and cash received not offset in the balance sheet	26,807	24,524
Total, Net amount	22	31
Securities borrowed, gross assets recognized	26,731	18,144
Securities borrowed, Gross amounts offset in the balance sheet	8,668	1,553
Securities borrowing, Net assets recognized on the balance sheet	18,063	16,591
Securities borrowing, gross amount of securities and cash received not offset in the balance sheet	17,381	15,777
Securities borrowing, net amount	682	814
Total, Gross assets recognized	314,706	283,403
Total, Gross amounts offset in the balance sheet	268,424	238,551
Total, Net assets recognized on the balance sheet	46,282	44,852
Total, gross amount of securities and cash received not offset in the balance sheet	44,359	40,479
Net amount	1,923	4,373
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	5,811	10,847
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	3,831	9,033
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	1,980	1,814
Derivatives subject to netting arrangements, gross amount of securities and cash pledged not offset in the balance sheet	126	250
Total derivatives, Net amount	1,854	1,564
Total derivatives not subject to netting arrangements	651	1,062
Derivative Liability, Gross Liability Including Not Subject to Master Netting Arrangement	6,462	11,909
Fair value after effect of master netting agreements	2,631	2,876
Derivative liabilities subject to netting arrangements, Net amount	2,505	2,626
Securities Sold under Agreements to Repurchase, Gross	269,352	239,957
Repurchase agreements, Gross amounts offset in the balance sheet	254,532	228,386
Securities Sold under Agreements to Repurchase	14,820	11,571
Repurchase agreements, gross amount of securities and cash pledged not offset in the balance sheet	14,820	11,558
Repurchase agreements, net amount	0	13
Securities lending, Gross liabilities recognized	12,840	4,046
Securities lending, Gross amounts offset in the balance sheet	8,668	1,553
Securities lending, Net liabilities recognized on the balance sheet	4,172	2,493
Securities lending, gross amount of securities and cash pledged not offset in the balance sheet	4,005	2,277
Securities lending, Net amount	167	216
Total, Gross liabilities recognized	288,654	255,912
Total, Gross amounts offset in the balance sheet	267,031	238,972
Total, Net liabilities recognized on the balance sheet	21,623	16,940
Total, gross amount of securities and cash pledged not offset in the balance sheet	18,951	14,085
Total, Net amount	2,672	2,855
Interest rate contracts
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	874	1,032
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	685	835
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	189	197
Derivatives subject to netting arrangements, gross amount of securities and cash received not offset in the balance sheet	68	46
Total derivatives subject to netting arrangements, Net amount	121	151
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	740	875
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	456	475
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	284	400
Derivatives subject to netting arrangements, gross amount of securities and cash pledged not offset in the balance sheet	44	42
Total derivatives, Net amount	240	358
Foreign exchange contracts
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	5,218	10,210
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	4,523	7,698
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	695	2,512
Derivatives subject to netting arrangements, gross amount of securities and cash received not offset in the balance sheet	102	132
Total derivatives subject to netting arrangements, Net amount	593	2,380
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	5,040	9,938
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	3,348	8,533
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	1,692	1,405
Derivatives subject to netting arrangements, gross amount of securities and cash pledged not offset in the balance sheet	79	208
Total derivatives, Net amount	1,613	1,197
Equity and other contracts
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	17	131
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	16	79
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	1	52
Derivatives subject to netting arrangements, gross amount of securities and cash received not offset in the balance sheet	1	0
Total derivatives subject to netting arrangements, Net amount	0	52
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	31	34
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	27	25
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	4	9
Derivatives subject to netting arrangements, gross amount of securities and cash pledged not offset in the balance sheet	3	0
Total derivatives, Net amount	$ 1	$ 9